CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
OPERATING REVENUES (Notes 2, 17 and 26)	$ 310,641	$ 349,846	$ 382,826
COSTS OF REVENUES (Notes 2, 6, 9 and 18)	302,711	298,907	325,113
GROSS PROFIT	7,930	50,939	57,713
OPERATING EXPENSES (Notes 1, 2, 5, 9, 18 and 24)
Sales and marketing	44,064	50,976	60,273
General and administrative	31,862	44,440	70,972
Research and development	34,942	40,867	45,993
Listing expense	0	0	178,804
Other operating expenses	38,681	3,029	0
Total operating expenses	149,549	139,312	356,042
OPERATING LOSS	(141,619)	(88,373)	(298,329)
NON-OPERATING INCOMES AND EXPENSES (Notes 2, 8 and 18)
Finance costs	(14,135)	(11,925)	(12,671)
Finance income	3,183	2,946	2,942
Other income	7,157	7,371	6,391
Other losses, net	(1,428)	(953)	(3,177)
Gains on financial liabilities at fair value through profit or loss	28,178	16,117	205,938
Share of loss of investments accounted for using equity method	(4,090)	(1,221)	0
Total non-operating incomes and expenses	18,865	12,335	199,423
LOSS BEFORE INCOME TAX	(122,754)	(76,038)	(98,906)
INCOME TAX EXPENSE (Notes 2 and 19)	0	0	(2)
NET LOSS	(122,754)	(76,038)	(98,908)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation	(13,946)	(691)	(16,180)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (136,700)	$ (76,729)	$ (115,088)
LOSS PER SHARE (in U.S. dollars) (Note 20)
Basic (in dollars per share)	$ (0.46)	$ (0.32)	$ (0.45)
Diluted (in dollars per share)	$ (0.46)	$ (0.32)	$ (0.45)
Weighted average number of ordinary shares used in calculating basic loss per share (in shares)	264,984	234,803	222,000
Weighted average number of ordinary shares used in calculating diluted loss per share (in shares)	264,984	234,803	222,000